Segment information - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Segment Reporting Information [Line Items]
Number of operating segments | segment	3
Revenue	$ 312,412	$ 252,497
Goodwill	3,121	3,397	$ 3,110
Long-term investments	3,824	3,088
OEM
Segment Reporting Information [Line Items]
Revenue	49,683	51,580
Long-term investments	$ 1,852	$ 1,116
OEM | Revenue from Contract with Customer, Segment Benchmark | Product Concentration Risk
Segment Reporting Information [Line Items]
Concentration percentage	16.00%	20.00%
IAM
Segment Reporting Information [Line Items]
Goodwill	$ 3,121	$ 3,397
Corporate
Segment Reporting Information [Line Items]
Long-term investments	$ 1,972	$ 1,972